Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	Oct. 27, 2012	Jan. 28, 2012	Oct. 29, 2011	Jan. 29, 2011	Jan. 30, 2010	Jan. 31, 2009
Accumulated other comprehensive income, net of tax
Total, balance at the beginning of the period	$ 6	$ 6	$ 7	$ 7	$ 6	$ 5
Total, balance at the end of the period	$ 6	$ 6	$ 7	$ 7	$ 6	$ 5